Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

(15)  Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consisted of the following (in thousands):

	Cumulative Translation Adjustment (Note 2(b))	Pension Liability Adjustment (Note 9(b))	Other(1)	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2009	$12,915	$(5,096)	$(10,273)	$(2,454)
Period change	(210)	(113)	3,467	3,144

Balance at December 31, 2010	12,705	(5,209)	(6,806)	690
Period change	(35,830)	(1,618)	6,488	(30,960)

Balance at December 31, 2011	(23,125)	(6,827)	(318)	(30,270)
Period change	54,642	(756)	258	54,144

Balance at December 31, 2012	$31,517	$(7,583)	$(60)	$23,874

(1)	Other represents unrealized gains (losses) on available-for-sale securities and hedging instruments.